CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income	$ 69,489,294	$ 62,413,011	$ 38,976,374
Changes in operating assets and liabilities:
Net cash used in operating activities	34,616,722	58,318,036	71,781,702
Cash Flows from Investing Activities
Net cash provided by (used in) investing activities	(206,877)	(394,054)	(785,294)
Cash Flows from Financing Activities:
Proceeds from note payable to related party	10,851,187	10,025,865	13,259,394
Net cash provided by financing activities	(73,675,897)	(35,598,882)	(51,419,649)
Cash - beginning of the period	51,504,887	29,179,787	9,603,028
Cash - end of the period	12,238,835	51,504,887	29,179,787
DiamondHead Holdings Corp.
Cash Flows from Operating Activities:
Net income	7,073,315	2,708,241
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of derivative warrant liabilities	(7,263,330)	(4,367,500)
Financing costs - derivative warrant liabilities		449,070
Income from investments held in Trust Account	(5,049,912)	(20,717)
Gain from settlement of deferred underwriting commissions on public warrants	(271,688)
Changes in operating assets and liabilities:
Prepaid expenses	220,059	(240,075)
Accounts payable	45,912	53,667
Accrued expenses	3,610,287	(86,250)
Franchise tax payable	(114,645)	113,477
Income tax payable	481,430
Accrued interest	4,110
Net cash used in operating activities	(1,264,462)	(1,390,087)
Cash Flows from Investing Activities
Cash deposited in Trust Account		(345,000,000)
Interest released from Trust Account for payment of income taxes	918,543
Net cash provided by (used in) investing activities	918,543	(345,000,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party	200,000
Repayment of note payable		(130,000)
Proceeds received from initial public offering, gross		345,000,000
Proceeds received from private placement		8,900,000
Offering costs paid	(70,000)	(7,143,422)
Net cash provided by financing activities	130,000	346,626,578
Net (decrease) increase in cash	(215,919)	236,491
Cash - beginning of the period	252,601	16,110
Cash - end of the period	36,682	252,601	$ 16,110
Supplemental disclosure of noncash financing activities:
Remeasurement of Class A common stock subject to possible redemption	3,586,031
Offering costs included in accrued expenses		70,000
Deferred underwriting commissions		$ 12,075,000
Supplemental disclosure of cash flow activities:
Income taxes paid	$ 502,000